Expense Example, No Redemption - Columbia Quality Income Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 391
Expense Example, No Redemption, 3 Years	584
Expense Example, No Redemption, 5 Years	794
Expense Example, No Redemption, 10 Years	1,397
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	170
Expense Example, No Redemption, 3 Years	526
Expense Example, No Redemption, 5 Years	907
Expense Example, No Redemption, 10 Years	1,976
Class Inst
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
Class Adv
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	68
Expense Example, No Redemption, 3 Years	214
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	835
Class Inst2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	185
Expense Example, No Redemption, 5 Years	323
Expense Example, No Redemption, 10 Years	725
Class Inst3
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	54
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	296
Expense Example, No Redemption, 10 Years	665
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	119
Expense Example, No Redemption, 3 Years	372
Expense Example, No Redemption, 5 Years	644
Expense Example, No Redemption, 10 Years	$ 1,420